Bank Loans and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Bank Loans and Notes Payable [Abstract]
Summary of Detailed Information About Borrowings

		As of December 31, (1)
													Carrying		Fair		Carrying
											2031 and		Value at		Value at		Value at
(in millions of Mexican pesos)	2026		2027		2028		2029		2030		Thereafter		December 31, 2025		December 31, 2025		December 31, 2024⁽¹⁾
Short-term debt:
Fixed-rate debt:
Argentine pesos
Bank loans	Ps.	634	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	634	Ps.	634	Ps.	638
Interest rate		36.2%		—%		—%		—%		—%		—%		36.2%		—%		50.1%
Chilean pesos
Bank loans		448		—		—		—		—		—		448		448		460
Interest rate		6.0%		—%		—%		—%		—%		—%		6.0%		—		6.4%
Uruguayan pesos
Bank loans		—		—		—		—		—		—		—		—		46
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		10.8%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		345
Interest rate		—%		—%		—%		—%		—%		—%		—%		—		10.4%
Variable-rate debt:
Mexican pesos
Bank loans		3,143		—		—		—		—		—		3,143		3,143		650
Interest rate		7.8%		—%		—%		—%		—%		—%		7.8%		—		13.5%
Colombian pesos
Bank loans		398		—		—		—		—		—		398		398		414
Interest rate		10.5%		—%		—%		—%		—%		—%		10.5%				10.4%
Chilean pesos
Bank loans		1,239		—		—		—		—		—		1,239		1,240		1,222
Interest rate		4.5%		—%		—%		—%		—%		—%		4.5%		—		6.4%
Total short-term debt	Ps.	5,862	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	5,862	Ps.	5,863	Ps.	3,775

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2025		Fair Value at December 31, 2025		Carrying Value at December 31, 2024⁽¹⁾
											2031 and thereafter
(in millions of Mexican pesos)	2026		2027		2028		2029		2030
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	10,539	Ps.	—	Ps.	6,182	Ps.	—	Ps.	—	Ps.	5,035	Ps.	21,756	Ps.	20,626	Ps.	21,748
Interest rate		2.6%		—%		0.5%		—%		—%		1.0%		1.6%		—		1.6%
U.S. dollars
Yankee bond (2)		—		—		—		—		18,576		29,308		47,884		46,069		43,504
Interest rate		—%		—%		—%		—%		2.8%		3.9%		3.4%		—		3.1%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		7,586		7,586		6,736		8,563
Interest rate (1)		—%		—%		—%		—%		—%		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		24,146		24,146		17,778		27,249
Interest rate (1)		—%		—%		—%		—%		—%		3.5%		3.5%		—		3.5%
Bank loans		—		2,066		—		—		—		—		2,066		2,066		2,469
Interest rate		—%		5.1%		—%		—%		—%		—%		5.1%		—		5.2%
Mexican pesos
(CEBUR MXN L22-2L)		—		—		—		—		—		8,436		8,436		8,762		8,435
Interest rate (1)		—%		—%		—%		—%		—%		9.7%		9.7%		—		9.7%
Domestic senior notes		—		8,497		9,959		5,494		—		—		23,950		23,952		23,949
Interest rate		—%		7.9%		7.4%		10.0%		—%		—%		5.3%		—		8.1%
Bank loans		116		87		19		—		—		—		222		223		458
Interest rate		11.6%		12.1%		12.3%		—%		—%		—%		11.9%		—		11.6%
Colombian pesos
Bank loans		359		—		—		—		—		—		359		359		—
Interest rate		9.9%		—%		—%		—%		—%		—%		9.9%		—		—%
Subtotal	Ps.	11,014	Ps.	10,650	Ps.	16,160	Ps.	5,494	Ps.	18,576	Ps.	74,511	Ps.	136,405	Ps.	126,571	Ps.	136,375

(1)All interest rates shown in this table are weighted average contractual annual rates.

		As of December 31, (1)

													Carrying Value at December 31, 2025		Fair Value at December 31, 2025		Carrying Value at December 31, 2024⁽¹⁾
											2031 and
(in millions of Mexican pesos)	2026		2027		2028		2029		2030		thereafter
Variable-rate debt:
Mexican pesos
(CEBUR MXN L22)		—		827		—		—		—		—		827		831		826
Interest rate (1)		—%		11.6%		—%		—%		—%		—%		11.6%		—		11.6%
Domestic senior notes		2,934		—		—		—		—		—		2,934		2,934		4,654
Interest rate (1)		7.6%		—%		—%		—%		—%		—%		7.6%		—		10.5%
Bank Loans		245		275		300		162		37		—		1,019		1,017		2,565
Interest rate (1)		6.4%		9.5%		12.3%		9.4%		9.3%		—%		9.5%		—		13.3%
Brazilian reais
Bank loans		3		—		—		—		—		—		3		3		9
Interest rate		8.8%		—%		—%		—%		—%		—%		8.8%		—		9.1%
Colombian pesos
Bank loans		616		—		—		—		—		—		616		617		—
Interest rate		10.5%		—%		—%		—%		—%		—%		10.5		—		—
Subtotal	Ps.	3,798	Ps.	1,102	Ps.	300	Ps.	162	Ps.	37	Ps.	—	Ps.	5,399	Ps.	5,402	Ps.	8,054
Total long-term debt	Ps.	14,812	Ps.	11,752	Ps.	16,460	Ps.	5,656	Ps.	18,613	Ps.	74,511	Ps.	141,804	Ps.	131,973	Ps.	144,429
Current portion of long-term debt														(14,812)				(2,947)
Total debt (3)													Ps.	147,666			Ps.	148,204

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Interest rate derivatives that have been designated as fair value hedge relationships have been used by Coca-Cola FEMSA to mitigate the volatility in the fair value of existing financing instruments due to changes in floating interest rate benchmarks. Gains and losses on these instruments are recorded in “Market value (gain) loss on financial instruments” in the period in which they occur. During December 31, 2025, the Company applied hedging to a portion of the Senior Notes of US$705, which are linked to an interest rate swap. Starting in 2022, the hedging gain or loss adjust the carrying amount of the hedged item and is recognized in the consolidated income statement under “Market value (gain) loss in financial instruments”. During the year ended December 31, 2025, the Company recognized a loss of Ps. 544 in the consolidated income statement under “Market value (gain) loss in financial instruments”, which offsets the loss on interest rate derivatives used to hedge debt denominated in USD, that resulted from increases in interest rates.

(3)For the years ended December 31, 2025, 2024 and 2023, the amortization cost were Ps. 326, Ps. 1,122, and 1,121, respectively.

Summary of Financial Instruments by Type of Interest Rate

											2031	Total		Total
Hedging Derivative Financial Instruments (1)	2026		2027		2028		2029		2030		Thereafter	2025		2024
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	—	Ps.	—	Ps.	14,330
Interest pay rate		—		—		—		—		—	—		—		8.9%
Interest receive rate		—		—		—		—		—	—		—		3.9%
Fixed to fixed		—		—		—		—		—	—		—		10,000
Interest pay rate		—		—		—		—		—	—		—		8.9%
Interest receive rate		—		—		—		—		—	—		—		3.5%
Fixed to fixed (2)		—		—		—		—		5,875	31,086		36,961		—
Interest pay rate		—		—		—		—		7.6%	8.8%		8.6%		9.4%
Interest receive rate		—		—		—		—		2.8%	4.1%		3.9%		4.4%
U.S. dollars to Euro
Fixed to fixed		—		—		6,765		—		—	5,551		12,316		12,415
Interest pay rate		—		—		1.7%		—		—	2.1%		1.9%		1.9%
Interest receive rate		—		—		0.5%		—		—	1.0%		0.7%		0.7%
U.S. dollars to Brazilian reais
Fixed to variable		4,492		1,797		—		—		—	—		6,289		7,094
Interest pay rate		15.7%		11.3%		—		—		—	—		14.4%		12.1%
Interest receive rate		2.1%		2.8%		—		—		—	—		2.3%		2.3%
Fixed to fixed		—		—		—		—		8,624	—		8,624		9,729
Interest pay rate		—		—		—		—		8.0%	—		8.0%		8.0%
Interest receive rate		—		—		—		—		2.8%	—		2.8%		2.8%
Colombian pesos
Fixed to fixed		1,049		—		—		—		—	—		1,049		1,184
Interest pay rate		6.3%		—		—		—		—	—		6.3%		6.3%
Interest receive rate		2.8%		—		—		—		—	—		2.8%		2.8%
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	8,983		8,983		10,134
Interest pay rate		—		—		—		—		—	4.5%		4.5%		4.8%
Interest receive rate		—		—		—		—		—	1.9%		1.9%		1.9%
Variable to a fixed rate:		—		—		2,278		—		—	—		2,278		2,331
Interest pay rate		—		—		6.1%		—		—	—		6.1%		3.6%
Interest receive rate		—		—		6.0%		—		—	—		6.0%		1.9%
Total		5,541		1,797		9,043		—		14,499	45,620		76,500		67,218

(1)All interest rates shown in this table are weighted average contractual annual rates.

(2)Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps. 5,398, that have a starting date in December 31, 2023; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.

Summary of Interest Expense
For the years ended December 31, 2025, 2024 and 2023, the interest expense is comprised as follows:

	2025		2024		2023
Interest on debts and borrowings	Ps.	8,712	Ps.	8,817	Ps.	8,555
Interest expense charges for employee benefits (Note 17.4)		735		587		590
Derivative instruments		3,494		3,188		(1,891)
Finance operating charges		92		175		821
Interest expense for leases liabilities (Note 12)		8,270		7,235		6,841
	Ps.	21,303	Ps.	20,002	Ps.	14,916

Summary of Disclosure of Interest Income
For the years ended December 31, 2025, 2024 and 2023, the interest income is comprised as follows:

	2025		2024		2023
Tender Offer	Ps.	—	Ps.	782	Ps.	6,961
Interest on investments		7,347		10,764		9,566
Finance operating products		264		305		514
Others		51		59		568
	Ps.	7,662	Ps.	11,910	Ps.	17,609

Summary of Liabilities Arising from Financing Activities

	Carrying												Carrying
	Value at												Value at
	January 1, 2025		Cash Flows		Non-cash effects								December 31, 2025
									Foreign
					Acquisitions		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	13,088	Ps.	1,383	Ps.	—	Ps.	—	Ps.	(336)	Ps.	(3,989)	Ps.	10,146
Notes payable		135,116		8,133		—		—		(10,248)		4,519		137,520
Total liabilities from financing activities		148,204		9,516		—		—		(10,584)		530		147,666
Lease liabilities		108,095		(24,061)		—		15,333		198		10,326		109,891
Total financing activities	Ps.	256,299	Ps.	(14,545)	Ps.	—	Ps.	15,333	Ps.	(10,386)	Ps.	10,856	Ps.	257,557

(1) Includes mainly remeasurements of leases, and amortized costs.

	Carrying
	Value at												Carrying
	January 1,												Value at
	2024		Cash Flows		Non-cash effects								December 31, 2024
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	10,518	Ps.	2,105	Ps.	—	Ps.	—	Ps.	504	Ps.	(39)	Ps.	13,088
Notes payable		126,306		(7,262)		1,510		—		16,926		(2,364)		135,116
Total liabilities from financing activities		136,824		(5,157)		1,510		—		17,430		(2,403)		148,204
Lease liabilities		96,073		(19,675)		474		17,520		3,995		9,708		108,095
Total financing activities	Ps.	232,897	Ps.	(24,832)	Ps.	1,984	Ps.	17,520	Ps.	21,425	Ps.	7,305	Ps.	256,299

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying
	Value at												Carrying
	January												Value at
	1, 2023		Cash Flows		Non-cash effects								December 31, 2023
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	12,893	Ps.	(1,526)	Ps.	3	Ps.	—	Ps.	(852)	Ps.	—	Ps.	10,518
Notes payable		178,848		(30,657)		—		—		(15,364)		(6,521)		126,306
Total liabilities from financing activities		191,741		(32,183)		3		—		(16,216)		(6,521)		136,824
Lease liabilities		93,317		(16,171)		48		20,698		(1,891)		72		96,073
Total liabilities from financing activities		285,058		(48,354)		51		20,698		(18,107)		(6,449)		232,897

(1)Includes mainly remeasurements of leases, and amortization of transaction costs.